SELLING EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfSellingExpensesLineItems [Line Items]
Selling (expense) income	$ (445.3)	$ (421.2)	$ (395.7)
Concession and rental income
DisclosureOfSellingExpensesLineItems [Line Items]
Selling (expense) income	12.5	11.6	11.9
Commercial services and other selling income
DisclosureOfSellingExpensesLineItems [Line Items]
Selling (expense) income	5.2	2.0	1.9
Selling income
DisclosureOfSellingExpensesLineItems [Line Items]
Selling (expense) income	17.7	13.6	13.8
Concession fees and rents
DisclosureOfSellingExpensesLineItems [Line Items]
Selling (expense) income	(423.1)	(399.1)	(375.3)
Credit card commissions
DisclosureOfSellingExpensesLineItems [Line Items]
Selling (expense) income	(33.0)	(29.0)	(27.7)
Advertising and commission expenses
DisclosureOfSellingExpensesLineItems [Line Items]
Selling (expense) income	(1.7)	(0.9)	(0.8)
Packaging materials
DisclosureOfSellingExpensesLineItems [Line Items]
Selling (expense) income	(2.2)	(2.5)	(2.3)
Other selling expenses
DisclosureOfSellingExpensesLineItems [Line Items]
Selling (expense) income	(3.0)	(3.3)	(3.4)
Selling expenses
DisclosureOfSellingExpensesLineItems [Line Items]
Selling (expense) income	$ (463.0)	$ (434.8)	$ (409.5)